Vessels and Other Fixed Assets, Net - Capital leases (Table)(Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Years
Lease commitments - current portion	$ 9,137	$ 4,490
Lease commitments - non-current portion	153,596	$ 75,030
Capital Lease Obligations
Years
June 30, 2017	17,689
June 30, 2018	17,647
June 30, 2019	18,534
June 30, 2020	21,439
June 30, 2021	21,973
June 30, 2022 and thereafter	116,710
Total capital lease minimum payments	213,992
Excluding bareboat interest	51,259
Total lease commitments	162,733
Lease commitments - current portion	9,137
Lease commitments - non-current portion	$ 153,596